Note 13 - Operating Lease Right-of-use Assets and Liabilities - Payments Required (Details) $ in Thousands	Jun. 30, 2024 USD ($)
2025	$ 161,523
2026	71,240
2027	20,714
Total	253,477
Discount based on incremental borrowing rate	(22,136)
Operating lease liabilities, including current portion	$ 231,341